Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.44%(a)
Pennsylvania–153.32%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$ 10,844,473
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	1,906,253
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	3,000	2,702,741
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(c)(d)	5.00%	04/01/2047	7,885	7,982,817
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,012,406
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(e)	4.37%	02/01/2037	1,325	1,297,126
Series 2019 A, Ref. RB	4.00%	07/15/2038	3,915	3,854,053
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	7,880	8,073,420
Series 2018, RB	4.00%	06/01/2048	2,100	2,009,395
Series 2022, RB	5.75%	06/01/2052	1,750	1,991,407
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	1,000	991,570
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(f)	5.00%	05/01/2042	500	487,442
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	463,020
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	538,263
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,054,099
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	2,005,247
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	973,003
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	3,625	2,911,735
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,125,150
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,288,541
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	2,250	2,426,720
Series 2019, RB	4.00%	12/01/2049	1,650	1,577,081
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,276,431
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,001,231
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2034	150	93,535
Series 2020 A, GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2038	1,450	694,790
Series 2020 B, Ref. GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2033	275	178,823
Series 2020 B, Ref. GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2034	550	342,962
Series 2020 C, Ref. GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2033	360	234,095
Commonwealth Financing Authority;
Series 2018, RB(c)(d)	5.00%	06/01/2031	3,500	3,750,844
Series 2018, RB(c)(d)	5.00%	06/01/2032	2,000	2,141,848
Series 2018, RB(c)(d)	5.00%	06/01/2033	2,000	2,139,779
Series 2018, RB(c)(d)	5.00%	06/01/2035	3,045	3,240,300
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(i)(j)	5.00%	01/01/2025	1,920	1,968,975
Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,346,665
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,183,360
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	310	310,000
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	800,453
Delaware (State of) River Port Authority; Series 2013, RB(i)(j)	5.00%	01/01/2024	1,000	1,009,484
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	$ 3,500	$ 4,227,864
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	355,427
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,396,360
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(i)(j)	5.00%	07/01/2023	750	750,647
Series 2013, RB(i)(j)	5.00%	07/01/2023	3,770	3,773,250
Series 2014, RB(i)(j)	5.00%	07/01/2024	750	762,157
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	813,339
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,817,981
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	90,639
Series 2021, RB	4.00%	05/01/2041	400	335,452
Series 2021, RB	5.00%	05/01/2047	150	141,828
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	2,577,227
Series 2019, RB	5.00%	12/01/2049	510	396,920
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,947,044
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,032,334
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	6,197,483
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,844,538
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	708,290
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,562,773
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	641,041
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,362,942
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,419,623
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	800,042
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	3,362,519
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB(i)(j)	5.25%	12/15/2023	1,000	1,009,785
Lancaster School District; Series 2020, GO Bonds (INS - AGM)(g)	4.00%	06/01/2036	1,275	1,308,870
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	211,857
Series 2021, Ref. RB	4.00%	03/01/2051	265	203,710
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,052,544
Series 2019, Ref. RB	4.00%	07/01/2049	7,945	7,136,163
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,648,838
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social);
Series 2022 A, RB	5.00%	01/01/2042	500	473,336
Series 2022 A, RB	4.50%	01/01/2045	450	389,442
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	1,898,049
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,462,899
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,451,719
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022 B, Ref. RB	4.00%	05/01/2052	5,755	5,034,106
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,268,287
Series 2020 C, RB	4.00%	11/15/2043	200	163,644
Series 2020 C, RB	5.00%	11/15/2045	380	357,995
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB(i)(j)	5.25%	01/15/2025	3,150	3,242,044
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	$ 1,000	$ 913,273
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,562,556
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,172,057
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,015,589
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	3,996,383
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,205,579
Series 2016, Ref. RB	5.00%	08/15/2046	625	625,971
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,101,376
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	444,388
Series 2019, Ref. RB	5.00%	11/01/2044	950	812,807
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	871,861
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,113,907
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,726,405
Second series 2013, GO Bonds	5.00%	10/15/2031	1,500	1,505,982
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	1,810,576
Series 2022, GO Bonds	5.00%	10/01/2042	1,000	1,109,279
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,254,619
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,596,378
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,288,656
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	2,600	1,903,748
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,373,156
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,803,608
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,435,973
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,655,647
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,749,956
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	392,398
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	293,158
Series 2021, Ref. RB	4.00%	07/01/2046	1,000	793,009
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2022 A, Ref. RB	4.00%	02/15/2052	500	457,944
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,722,102
Series 2020 A, Ref. RB (INS - AGM)(g)	4.00%	05/01/2041	3,000	2,908,157
Series 2020 A, Ref. RB (INS - AGM)(g)	4.00%	05/01/2050	1,750	1,639,924
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,820,631
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,184,269
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(d)	5.00%	08/15/2046	7,800	8,187,570
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,059,954
Series 2019, RB	4.00%	08/15/2044	5,810	5,525,990
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	$ 2,500	$ 1,977,690
Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	1,000	1,061,109
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college);
Series 2023, RB (INS - BAM)(g)	4.00%	10/01/2042	1,000	943,323
Series 2023, RB (INS - BAM)(g)	5.25%	10/01/2044	1,100	1,180,010
Series 2023, RB (INS - BAM)(g)	4.13%	10/01/2048	1,000	943,497
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2030	3,235	3,398,051
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,080,002
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,845,650
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	732,994
Series 2009 C, RB (INS - AGM)(g)	6.25%	06/01/2033	5,840	6,382,845
Series 2009 E, RB	6.38%	12/01/2038	720	795,693
Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,000	1,298,558
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,534,942
Series 2017 A, RB(c)(d)	5.50%	12/01/2042	10,000	10,475,231
Series 2017 B-1, RB	5.25%	06/01/2047	5,370	5,543,911
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,069,008
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,050,001
Series 2019 A, RB (INS - AGM)(g)	4.00%	12/01/2049	1,305	1,255,338
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,225,485
Series 2021 A, Ref. RB	4.00%	12/01/2051	4,500	4,275,315
Series 2021 A, Ref. RB	4.00%	12/01/2051	6,000	5,747,960
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,166,981
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	2.63%	06/01/2042	1,010	847,730
Series 2023 B, RB(b)	5.00%	06/01/2050	500	478,161
Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(b)	4.00%	06/01/2044	3,000	2,874,357
Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,365,219
Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds(i)(j)	5.25%	01/15/2024	1,000	1,011,624
Series 2017 A, RB(c)(d)	5.25%	10/01/2052	7,405	7,722,601
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,708,833
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,078,214
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,043,139
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,410,403
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	115,796
Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,081,131
Series 2020 A, RB (INS - AGM)(g)	5.00%	08/01/2050	2,500	2,637,325
Series 2020 A, RB	5.00%	11/01/2050	4,750	4,978,591
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,290,721
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,000	1,842,472
Series 2021 A, GO Bonds	5.00%	05/01/2034	1,000	1,130,470
Series 2021, Ref. RB (INS - AGM)(b)(g)	4.00%	07/01/2037	1,000	977,924
Sixteenth Series 2020 A, RB (INS - AGM)(g)	4.00%	08/01/2045	2,000	1,939,422
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(f)(i)(j)	5.00%	03/15/2028	110	119,852
Series 2017, Ref. RB(f)	5.00%	03/15/2045	1,850	1,555,352
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(d)(i)(j)	5.00%	07/01/2024	6,000	6,106,856
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,248,928
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	2,930	3,017,378
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	917,576
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	$ 2,360	$ 2,139,145
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2026	1,850	1,815,587
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	395	404,149
Series 2020, RB	5.00%	08/01/2040	620	618,239
Series 2020, RB	5.00%	08/01/2050	1,400	1,346,366
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,517,983
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,119,352
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	1,982,213
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	998,743
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	2,000	1,939,023
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,260,612
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	2,772,620
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,034,734
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,024,389
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(g)	5.25%	02/15/2029	1,645	1,647,527
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(g)	5.00%	06/01/2025	1,965	2,018,581
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,600,382
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,054,447
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,253,092
Series 2019 A, RB (INS - AGM)(g)	5.00%	09/01/2044	2,255	2,386,722
Series 2019 B, Ref. RB (INS - AGM)(g)	4.00%	09/01/2034	1,600	1,645,204
Series 2020 B, RB (INS - AGM)(g)	4.00%	09/01/2045	1,350	1,347,293
Series 2020 B, RB (INS - AGM)(g)	4.00%	09/01/2050	3,540	3,478,229
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	2,849,390
Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	2,000	2,208,656
Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	1,690	1,691,271
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	977,799
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	749,303
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,197,725
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,449,775
Westmoreland (County of), PA Municipal Authority; Series 2013, RB(i)(j)	5.00%	08/15/2023	2,000	2,006,308
				418,913,909
Puerto Rico–7.02%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,272,179
Series 2005 A, RB(h)	0.00%	05/15/2050	17,475	3,116,673
Series 2005 B, RB(h)	0.00%	05/15/2055	7,700	791,186
Series 2008 A, RB(h)	0.00%	05/15/2057	9,170	618,780
Series 2008 B, RB(h)	0.00%	05/15/2057	28,400	1,573,516
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	12,000	7,049,694
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,009,066
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2030	2,660	2,636,301
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 C, RB(k)	5.00%	07/01/2053	$ 1,825	$ 1,113,244
				19,180,639
Guam–1.96%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,205,732
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(i)(j)	6.00%	10/01/2023	1,110	1,117,705
Series 2013 C, RB(b)(i)(j)	6.25%	10/01/2023	595	599,612
Series 2013 C, RB(b)(i)	6.00%	10/01/2034	440	443,054
Series 2013 C, RB(b)(i)	6.25%	10/01/2034	905	912,015
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,064,443
				5,342,561
Virgin Islands–1.14%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	861,409
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	2,230	2,263,869
				3,125,278
TOTAL INVESTMENTS IN SECURITIES(l)–163.44% (Cost $468,653,096)				446,562,387
FLOATING RATE NOTE OBLIGATIONS–(12.11)%
Notes with interest and fee rates ranging from 3.45% to 3.97% at 05/31/2023 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052(m)				(33,100,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.35)%				(137,575,109)
OTHER ASSETS LESS LIABILITIES–(0.98)%				(2,663,662)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$273,223,616
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $7,339,329, which represented 2.69% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	7.01%

See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $51,747,846 are held by TOB Trusts and serve as collateral for the $33,100,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust